Commitments and Contingencies - Schedule of Future Minimum Lease Receivables under Non-Cancellable Operating Leases with Tenants (Details) - Dec. 31, 2020	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2021	¥ 92,929,728	$ 14,242,104
2022	77,561,287	11,886,787
2023	72,750,642	11,149,524
2024	67,048,084	10,275,568
2025	63,861,746	9,787,241
Thereafter	299,068,165	45,834,202
Total	¥ 673,219,652	$ 103,175,426